Inventories (Tables)	12 Months Ended
Mar. 31, 2014
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	March 31,
	2014	2013
Raw materials	$18,283	$28,533
Finished goods	11,420	10,679
	$29,703	$39,212